Segment Information	6 Months Ended
May. 31, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information
We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. Decisions to allocate resources and assess performance for Carnival Corporation & plc are made by the CODM upon review of the segment results across all of our cruise brands and other segments.
Our North America cruise segment includes Carnival Cruise Line, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa Cruises, Cunard, P&O Cruises (Australia), P&O Cruises (UK) and prior to November 2014, the former Ibero. These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other services that are provided for the benefit of our cruise brands.
Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours. In 2014, our Tour and Other segment also included one ship that we chartered to an unaffiliated entity. In November 2014, we entered into a bareboat charter/sale agreement under which Grand Holiday was chartered to an unrelated entity in January 2015 through March 2025. Additionally, in December 2014, we entered into a bareboat charter/sale agreement under which Costa Celebration was chartered to an unrelated entity in December 2014 through August 2021, as amended. Under these agreements, ownership of Grand Holiday and Costa Celebration will be transferred to the buyer at the end of their lease term. Neither of these transactions met the criteria to qualify as a sales-type lease and, accordingly, they are being accounted for as operating leases whereby we recognize the charter revenue over the term of the agreements. Subsequent to entering into these agreements, our Tour and Other segment includes these three ships.
Selected information for our segments was as follows (in millions):

	Three Months Ended May 31,
	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)
2015
North America Cruise Brands (a)	$2,266	$1,534	$271	$251	$210
EAA Cruise Brands	1,279	849	171	138	121
Cruise Support	27	7	47	6	(33)
Tour and Other (a)	35	31	2	11	(9)
Intersegment elimination (a)	(17)	(17)	—	—	—
	$3,590	$2,404	$491	$406	$289
2014
North America Cruise Brands (a)	$2,166	$1,581	$280	$240	$65
EAA Cruise Brands	1,438	973	178	157	130
Cruise Support	12	(1)	44	5	(36)
Tour and Other (a)	30	32	2	8	(12)
Intersegment elimination (a)	(13)	(13)	—	—	—
	$3,633	$2,572	$504	$410	$147

	Six Months Ended May 31,
	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)
2015
North America Cruise Brands (a)	$4,459	$2,911	$558	$497	$493
EAA Cruise Brands	2,582	1,792	349	276	165
Cruise Support	52	6	108	12	(74)
Tour and Other (a)	44	47	5	22	(30)
Intersegment elimination (a)	(17)	(17)	—	—	—
	$7,120	$4,739	$1,020	$807	$554
2014
North America Cruise Brands (a)	$4,286	$3,119	$577	$475	$115
EAA Cruise Brands	2,870	2,012	365	309	184
Cruise Support	37	—	79	14	(56)
Tour and Other (a)	38	46	4	17	(29)
Intersegment elimination (a)	(13)	(13)	—	—	—
	$7,218	$5,164	$1,025	$815	$214

(a)
A portion of the North America cruise brands' segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands' segment revenues and operating expenses in the line "Intersegment elimination."